UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Sophrosyne Capital LLC

   Address:               156 East 36th Street at 2 Sniffen Court
                          New York, NY  10016

   Form 13F File Number:  028-14700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Benjamin Taylor

   Title:                 Managing Member of General Partner

   Phone:                 212-444-2500

   Signature, Place, and Date of Signing:

     /s/ Benjamin Taylor         New York, NY                March 31, 2013
     ----------------------      --------------------        -----------------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 49

Form 13F Information Value Total (thousands):     $153,206

List of Other Included Managers:                      NONE

Form 13F-HR Information Table

                                    Title of              VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                        Class    CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                        -----    -----    --------     -------  ---  ----  ----------  --------  ----     ------  ----
ACELRX PHARMACELRX PHARMACEUTICALS,
 INC. CMN                             COM     00444T100    8,540   1,655,063       SH      SOLE               1,655,063
APPLE, INC. CMN                       COM     037833100    5,997      13,550       SH      SOLE                  13,550
BIODELIVERY SCIENCES INTL, INC CMN    COM     09060J106    6,717   1,595,441       SH      SOLE               1,595,441
BOINGO WIRELESS, INC. CMN             COM     09739C102    1,104     200,000       SH      SOLE                 200,000
CALIX, INC. CMN                       COM     13100M509   12,738   1,562,886       SH      SOLE               1,562,886
CARDIONET, INC. CMN                   COM     14159L103    5,405   2,224,044       SH      SOLE               2,224,044
CARDIOVASCULAR SYSTEMS INC CMN        COM     141619106    3,212     156,841       SH      SOLE                 156,841
CLEAN ENERGY FUELS CORP CMN           COM     184499101       85       6,500       SH      SOLE                   6,500
COASTAL CONTACTS INC CMN              COM     19044R207    9,545   1,527,200       SH      SOLE               1,527,200
COLLECTORS UNIVERSE INC CMN           COM     19421R200    3,272     277,977       SH      SOLE                 277,977
CORONADO BIOSCIENCES INC CMN          COM     21976U109    1,861     191,500       SH      SOLE                 191,500
ENVIVIO, INC. CMN                     COM     29413T106      342     200,828       SH      SOLE                 200,828
FMC CORPORATION CMN                   COM     302491303       86       1,500       SH      SOLE                   1,500
GREEN DOT CORPORATION CMN CLASS A     COM     39304D102    8,862     530,350       SH      SOLE                 530,350
HUDSON TECHNOLOGIES INC CMN           COM     444144109      400      98,874       SH      SOLE                  98,874
ICAD INC CMN                          COM     44934S206    1,029     206,100       SH      SOLE                 206,100
KIOR INC CMN CLASS A                  COM     497217109       89      19,048       SH      SOLE                  19,048
LANDEC CORP CMN                       COM     514766104      211      14,600       SH      SOLE                  14,600
LAYNE CHRISTENSEN COMPANY
  (NAME CHANGED FROM LAYNE INC)       COM     521050104      156       7,293       SH      SOLE                   7,293
LIMONEIRA CO CMN                      COM     532746104      202      10,461       SH      SOLE                  10,461
MFC INDUSTRIAL LTD CMN                COM     55278T105    1,364     150,600       SH      SOLE                 150,600
MEETME INC CMN                        COM     585141104    8,196   3,594,877       SH      SOLE               3,594,877
MICROSTRATEGY INC CMN CLASS A         COM     594972408   11,035     109,163       SH      SOLE                 109,163
NET 1 UEPS TECHNOLOGIES INC CMN       COM     64107N206    9,296   1,256,100       SH      SOLE               1,256,100
NOVABAY PHARMACEUTICALS, INC. CMN     COM     66987P102    1,251     893,203       SH      SOLE                 893,203
OPTIMER PHARMACEUTICALS, INC. CMN     COM     68401H104      312      26,200       SH      SOLE                  26,200
PHARMATHENE INC CMN                   COM     71714G102    2,197   1,292,485       SH      SOLE               1,292,485
PROCERA NETWORKS, INC. CMN            COM     74269U203    3,932     330,700       SH      SOLE                 330,700
PURECYCLE CORP CMN                    COM     746228303    2,364     450,374       SH      SOLE                 450,374
QUALCOMM INC CMN                      COM     747525103    2,906      43,400       SH      SOLE                  43,400
RENTECH INC CMN                       COM     760112102      472     200,857       SH      SOLE                 200,857
RESEARCH FRONTIERS CMN                COM     760911107      780     211,880       SH      SOLE                 211,880
S&W SEED CO CMN                       COM     785135104    4,239     403,412       SH      SOLE                 403,412
SEQUANS COMMUNICATIONS SPONSORED
  ADR CMN                             COM     817323108    1,590   1,000,000       SH      SOLE               1,000,000
SIGA TECHNOLOGIES, INC. CMN           COM     826917106    7,344   2,051,704       SH      SOLE               2,051,704
SMITH MICRO SOFTWARE INC CMN          COM     832154108    4,650   3,523,234       SH      SOLE               3,523,234
TESORO CORPORATION CMN                COM     881609101      234       4,000       SH      SOLE                   4,000
TITAN INTERNATIONAL INC (NEW) CMN     COM     88830M102      312      14,800       SH      SOLE                  14,800
TRANSCEPT PHARMACEUTICALS INC CMN     COM     89354M106      610     127,300       SH      SOLE                 127,300
UBIQUITI NETWORKS INC CMN             COM     90347A100    2,440     177,863       SH      SOLE                 177,863
VENAXIS INC CMN                       COM     92262A107    1,862     862,482       SH      SOLE                 862,482
VENTRUS BIOSCIENCES, INC. CMN         COM     922822101    2,555     854,700       SH      SOLE                 854,700
VERASTEM, INC. CMN                    COM     92337C104    3,370     350,315       SH      SOLE                 350,315
ZAGG INCORPORATED CMN                 COM     98884U108    1,627     223,500       SH      SOLE                 223,500
ZELTIQ AESTHETICS INC CMN             COM     98933Q108    3,521     921,556       SH      SOLE                 921,556
LOGITECH INTERNATIONAL SA ORD CMN     COM     H50430232    3,311     475,100       SH      SOLE                 475,100
ALTISOURCE PORTFOLIO SOL S.A. CMN     COM     L0175J104    1,368      19,600       SH      SOLE                  19,600
TOWER SEMICONDUCTOR LTD CMN           COM     M87915274      131      18,647       SH      SOLE                  18,647
SAFE BULKERS INC CMN                  COM     Y7388L103       82      16,561       SH      SOLE                  16,561